Fair Value Measurement (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in fair value of assets (liabilities) that are measured on a recurring basis using significant unobservable inputs (Level 3)
Fair value at January 1	$ (10,000)	$ (10,600)
Realized and unrealized gains (losses) included in earnings	9,307	(1,319)
Settlements	93	1,919
Fair value at December 31	$ (600)	$ (10,000)